Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	3,999,411,812	3,999,411,812
Ordinary shares, shares issued	3,831,668	270,000
Ordinary shares, shares outstanding	3,831,668	270,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,000,588,188	1,000,588,188
Ordinary shares, shares issued	588,188	588,188
Ordinary shares, shares outstanding	588,188	588,188